SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 95.9%
Brazil — 7.8%
745,100	B3 SA - Brasil Bolsa Balcao	$1,994,028
565	MercadoLibre, Inc.*	1,476,701
409,876	Raia Drogasil SA	1,142,924
115,200	WEG SA	906,232
		5,519,885
Chile — 3.6%
104,067	Antofagasta Plc	2,587,406

India — 25.3%
270,016	Devyani International Ltd.*	528,629
102,000	Dr. Reddy’s Laboratories Ltd., ADR	1,533,060
28,500	HDFC Bank Ltd., ADR	2,185,095
100,073	HDFC Bank Ltd.	2,336,250
105,061	Hindalco Industries Ltd.	849,989
50,045	Kotak Mahindra Bank Ltd.	1,262,588
77,135	Mahindra & Mahindra Ltd.	2,863,038
192,133	Marico Ltd.	1,618,550
94,325	Phoenix Mills Ltd. (The)	1,718,459
59,313	Tata Consultancy Services Ltd.	2,395,088
53,197	Tata Consumer Products Ltd.	681,858
		17,972,604
Indonesia — 3.3%
2,112,500	Bank Central Asia Tbk PT	1,129,232
1,999,900	Bank Rakyat Indonesia Persero Tbk PT	461,098
2,196,000	Kalbe Farma Tbk PT	206,546
3,758,800	Sumber Alfaria Trijaya Tbk PT	553,610
		2,350,486
Korea — 12.6%
18,150	LEENO Industrial, Inc.	682,459
107,629	Macquarie Korea Infrastructure Fund	915,001
31,730	Samsung Electronics Co. Ltd.	1,403,152
6,630	Samsung Fire & Marine Insurance Co. Ltd.	2,125,828
35,383	Shinhan Financial Group Co. Ltd.	1,604,154
10,459	SK Hynix, Inc.	2,253,722
		8,984,316
Mexico — 4.6%
193,700	Fomento Economico Mexicano SAB de CV	1,992,691
82,800	Regional SAB de CV	683,951
170,100	Wal-Mart de Mexico SAB de CV	562,755
		3,239,397
Peru — 1.5%
4,700	Credicorp Ltd.	1,050,544

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value

Philippines — 1.8%
82,480	SM Investments Corp.	$1,276,740

Poland — 1.1%
5,240	Dino Polska SA(a),*	765,735

South Africa — 5.7%
49,721	Clicks Group Ltd.	1,041,140
137,066	Discovery Ltd.	1,666,234
2,344	Naspers Ltd., Class N	731,360
418,040	Pepkor Holdings Ltd.(a)	643,562
		4,082,296
Taiwan — 22.9%
52,825	Advantech Co. Ltd.	612,831
123,313	Chroma ATE, Inc.	1,867,065
112,653	Delta Electronics, Inc.	1,594,147
1,541,275	E.Sun Financial Holding Co. Ltd.	1,732,508
21,571	MediaTek, Inc.	924,289
191,129	Taiwan Semiconductor Manufacturing Co. Ltd.	6,989,464
498,334	Uni-President Enterprises Corp.	1,381,333
27,850	Voltronic Power Technology Corp.	1,201,323
		16,302,960
Thailand — 0.6%
94,000	Kasikornbank Public Co. Ltd., NVDR	444,018

United Arab Emirates — 1.0%
294,671	Aldar Properties PJSC	716,050

United Kingdom — 2.7%
31,207	Unilever Plc	1,904,446

United States — 0.5%
4,100	Globant SA*	372,444

Vietnam — 0.9%
757,706	Asia Commercial Bank JSC	617,831

Total Common Stocks		68,187,158
(Cost $54,902,419)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Preferred Stocks — 2.2%
Korea — 2.2%
43,132	Samsung Electronics Co. Ltd., 2.63%	$1,582,294

Total Preferred Stocks		1,582,294
(Cost $1,941,936)
Investment Company — 1.8%
1,303,407	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	1,303,407
Total Investment Company		1,303,407
(Cost $1,303,407)
Total Investments		$71,072,859
(Cost $58,147,762) — 99.9%
Other assets in excess of liabilities — 0.1%		46,577
NET ASSETS — 100.0%		$71,119,436

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
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